Related party transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Fixed Compensation	R$ 115,680	R$ 96,544	R$ 90,889
Variable Compensation - in cash	117,730	115,627	83,352
Variable Compensation - in shares	87,702	94,607	81,306
Others (1)	61,294	67,883	47,832
Total Short-Term Benefits	382,406	374,661	303,379
Variable Compensation - in cash	95,398	101,837	98,407
Variable Compensation - in shares	99,827	109,918	97,729
Total Long-Term Benefits	195,225	211,755	196,136
Total (2)	R$ 577,631	R$ 586,416	R$ 499,515